Investment Risks - Grayscale AI Compute ETF	Dec. 31, 2025
Risk Lose Money [Member]
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Risk [Text Block]	As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Risk Nondiversified Status [Member]
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Risk [Text Block]	The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Concentration in High Performance Computing Companies Risk [Member]
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Concentration in High Performance Computing Companies Risk: Because the Fund seeks to track the Index, the Fund is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in one or more industries or groups of industries represented by companies that provide exposure to the High Performance Computing theme (“High Performance Computing Companies”) to approximately the same extent that the Index concentrates in those industries or groups of industries. These companies may include companies doing business in high-performance computing (“HPC”), AI cloud, accelerated computing infrastructure activities and services, as well as companies that provide supporting infrastructure for AI and high-performance computing, such as GPU cloud services, data center hosting, computing infrastructure, and related hardware and software solutions. Companies providing exposure to the High Performance Computing theme may be classified in different sectors and industries. Based on the composition of the Index as of August 27, 2026, and using the Global Industry Classification Standard (“GICS”), the Index was concentrated in the Software industry. The Index also had significant exposure to issuers classified within the Software & Services industry group and the Information Technology sector.

The High Performance Computing theme also includes digital infrastructure transition companies, which are companies that historically operated in cryptocurrency mining, blockchain infrastructure, or other digital infrastructure markets but have publicly disclosed, implemented, or contracted a strategic transition toward AI, HPC, GPU cloud, or AI data center operations. As a result, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, High Performance Computing Companies may be out of favor and underperform other industries or groups of industries or the market as a whole. An investment in a High Performance Computing Company may be subject to the following risk:

Software and IT Services Industry Risk: Software and IT services companies may be adversely affected by rapid technological change and obsolescence, intense competition, cybersecurity incidents, evolving data privacy and AI regulation, intellectual property claims, customer concentration, pricing pressure, dependence on key personnel and third-party technology infrastructure, and changes in enterprise, cloud computing or AI-related spending. Because the Index is concentrated in the Software industry and Software & Services industry group, these risks may have a greater effect on the Fund than on a fund that invests across a broader range of industries.

AI, GPU and Data Center Infrastructure Risk: Companies involved in AI compute services, GPU cloud services, AI data center hosting, accelerated computing platforms, high-performance computing infrastructure, computing infrastructure, and related hardware and software solutions may be adversely affected by rapid changes in technology, short product cycles, rapid product obsolescence, intense competition, reduced demand for AI or high-performance computing workloads, changes in customer spending on AI, cloud computing, data centers or related infrastructure, and the failure of AI or high-performance computing adoption to develop as expected. Such companies may also be adversely affected by shortages, supply chain disruptions, export controls, tariffs, trade restrictions, geopolitical tensions, vendor concentration, power shortages, construction or permitting delays, utility interconnection delays, equipment failures, environmental regulation, customer concentration, pricing pressure, overbuilding of AI compute capacity and evolving laws, regulations and government policies relating to AI, data privacy, cybersecurity, intellectual property, export controls, national security, energy usage, environmental impact and data center development.

Digital Infrastructure Transition Companies Risk: The Index may include digital infrastructure transition companies, which are companies that historically operated in cryptocurrency mining, blockchain infrastructure, or other digital infrastructure markets but have publicly disclosed, implemented, or contracted a strategic transition toward AI, HPC, GPU cloud, or AI data center operations. These companies may have limited operating histories in these new businesses and may not successfully complete their strategic transitions. A company may be included in the Index on the basis of a disclosed, contracted or announced transition that it has not yet implemented, and there can be no assurance that any such transition will be completed or will generate meaningful revenue. Digital infrastructure transition companies may require substantial capital expenditures to retrofit or develop facilities, acquire GPUs or other specialized computing hardware, secure power and cooling capacity, hire specialized personnel, obtain or retain customers, and compete with larger or more established AI cloud, hyperscale cloud, data center, semiconductor and technology companies. Legacy facilities, power arrangements or equipment originally developed for cryptocurrency mining, blockchain infrastructure or other digital infrastructure operations may not be suitable for AI, high-performance computing, GPU cloud or AI data center operations without substantial additional investment and may become impaired or lose value if the transition is delayed or unsuccessful. Any of these factors could adversely affect the value of the Fund’s investments and the value of the Shares.

Currency Exchange Rate Risk [Member]
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Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Cybersecurity Risk [Member]
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Cybersecurity Risk: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to the Fund’s assets, the Fund’s data or shareholder information (including non-public personal information), or proprietary information, or may cause the Fund, the Adviser, the Sub-Adviser, Authorized Participants, market makers, index providers, the Exchange, or any of their respective service providers (including, but not limited to, accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption, loss of operational functionality, or otherwise disrupt the Fund’s operations, including the ability of shareholders to purchase or redeem Shares or receive distributions. The Adviser and Sub-Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser or the Sub-Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because cybersecurity threats are continually evolving, new methods of conducting cyber-attacks are regularly developed, and the Fund and its service providers may not be able to anticipate or detect all such threats, which may limit the Fund’s ability to prevent or respond to cybersecurity incidents. Like other funds and business enterprises, the Fund, the Adviser, the Sub-Adviser, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Depositary Receipt Risk [Member]
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Depositary Receipt Risk: Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions and changes in foreign currency exchange rates. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to dividends and capital gains paid on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for direct investment in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide returns that correspond precisely with those of the Underlying Shares and may be subject to additional risks, including reduced liquidity and reliance on the depository institution.

Emerging Markets Risk [Member]
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Emerging Markets Risk: The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such markets, involve additional risks not typically associated with investments in the United States or other developed markets. These risks may include greater market volatility, lower trading volume and liquidity, political and economic instability, governmental controls on foreign investment, currency restrictions and limitations on the repatriation of capital. These conditions may impair the Fund’s ability to buy, sell or otherwise transfer securities, adversely affect the market price of Shares and cause the Fund to decline in value.

Equity Market Risk [Member]
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Equity Market Risk: The equity securities held in the Fund’s portfolio may experience sudden drops in value or long periods of decline due to factors affecting securities markets generally or specific issuers, industries or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, changes in trade regulation, including tariffs or economic sanctions, local, regional or global events, such as war, acts of terrorism, public health crises, recessions or other events, could have a significant negative impact on the Fund and its investments, including by adversely affecting the prices and liquidity of the Fund’s portfolio securities or disrupting trading markets.

Exchange-Traded Fund (“ETF”) Risks [Member]
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Exchange-Traded Fund (“ETF”) Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Liquidity. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could result in differences between the market price of the Shares and the underlying value of those Shares.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will generally approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

Foreign Securities Risk [Member]
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Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk [Member]
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Geographic Investment Risk: To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk: Changes to the Index, including quarterly reconstitutions and rebalancing, may require the Fund to purchase and sell portfolio securities and may result in a high portfolio turnover rate. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. For example, a portfolio turnover rate of 300% is equivalent to the Fund buying and selling all of its securities three times during the course of a year. A high portfolio turnover rate would result in high brokerage costs for the Fund, may result in higher taxes when shares are held in a taxable account and lower Fund performance.

Index Methodology Risk [Member]
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Index Methodology Risk: The Index includes only those securities meeting the Index criteria, including liquidity and market capitalization requirements, and therefore may not include all companies relevant to the Index’s investment theme. In addition, companies that would otherwise be included in the Index might be excluded if they omit disclosure of, or do not use key terms associated with, their activities related to the Index’s investment theme in regulatory filings or otherwise keep such activities from public (and the Index Provider’s) view.

Index Provider Risk [Member]
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Index Provider Risk: There can be no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.

Line of Business Risk [Member]
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Line of Business Risk: Certain companies included in the Index may be engaged in other lines of business unrelated to the High Performance Computing theme, and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities, including a strategic transition from legacy cryptocurrency mining, blockchain infrastructure or other digital infrastructure operations into AI, HPC, GPU cloud or AI data center operations, may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to the High Performance Computing theme, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on such company’s business or financial condition.

Market Capitalization Risk [Member]
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Market Capitalization Risk: The securities of large-capitalization companies may be relatively mature and therefore subject to slower growth during times of economic expansion and may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies and generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies and generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Mid- and small-capitalization companies may have limited product lines, markets, financial and managerial resources and may concentrate on fewer geographical markets, and smaller-capitalization companies typically have less publicly available information and may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings. As a result, investments in companies of different market capitalizations may experience greater volatility and may negatively affect the Fund’s net asset value and performance.

New Fund Risk [Member]
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New Fund Risk: The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain a viable size. Accordingly, investors in the Fund bear the risk that the Fund may not be successful, which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable to shareholders. Such a liquidation could have negative tax consequences for shareholders.

Non-Diversification Risk [Member]
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Non-Diversification Risk: The Fund is considered to be non-diversified under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Operational and Technology Risk [Member]
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Operational and Technology Risk: The Fund and the entities with which it interacts directly or indirectly are subject to operational and technology risks, including risks arising from human error, processing or communication errors, systems failures, cybersecurity incidents, and the use of emerging technologies, including AI, which may result in financial losses, operational disruptions, or declines in the value of the Fund’s investments. These risks may affect the Adviser, Sub-Adviser, the Fund’s service providers, index provider, Authorized Participants, the Exchange on which Shares are listed, and issuers in which the Fund invests, and may impair the calculation of NAV or the creation and redemption of Shares. Although the Fund and its service providers maintain risk management systems and business continuity plans, such measures may not prevent or mitigate all operational or technology-related incidents, and events beyond the Fund’s control could have a material adverse effect on the Fund’s NAV, trading price, or total return.

Passive Investment Risk [Member]
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Passive Investment Risk: The Fund is not actively managed and seeks to track the performance of the Index regardless of the investment merit of individual securities. As a result, the Fund generally will not sell a security due to current or projected underperformance unless that security is removed from the Index or the sale is otherwise required in accordance with the Index methodology. Accordingly, the Fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid, and the Fund does not take defensive positions in declining markets. The Fund’s performance may be adversely affected by declines in the market segments represented in the Index, and the Fund may underperform other investment vehicles, including those that invest in different asset classes or that employ active management strategies.

Sector Risk [Member]
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Sector Risk: To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Securities Lending Risk [Member]
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Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Tax Risk [Member]
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Tax Risk: To qualify for the favorable tax treatment generally available to a RIC, the Fund must satisfy, among other requirements described in the Statement of Additional Information (“SAI”), certain diversification requirements. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, distributions from earnings and profits that its shareholders receive would be taxed as ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

Tracking Error Risk [Member]
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Tracking Error Risk: As with all index funds, the performance of the Fund and the Index may differ from each other (referred to as “tracking error”) for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index, or hold cash or experience differences in the timing of purchases, sales or valuations. The Fund may use a representative sampling strategy to achieve its investment objective, if the Fund’s Sub-Adviser believes it is in the best interest of the Fund, which may increase tracking error. Tracking error may be heightened during periods of market volatility or other unusual market conditions.